Document and Entity Information	Apr. 15, 2021
Cover [Abstract]
Entity Registrant Name	SEACOR HOLDINGS INC /NEW/
Amendment Flag	false
Entity Central Index Key	0000859598
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-12289
Entity Tax Identification Number	13-3542736
Entity Address, Address Line One	2200 Eller Drive
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33316
City Area Code	(954)
Local Phone Number	523-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CKH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false